LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 97.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.1%
-----------------------------------------------------------------------
General Dynamics Corp.                         85,000      $  6,746,450
-----------------------------------------------------------------------
                                                           $  6,746,450
-----------------------------------------------------------------------
Agricultural Equipment -- 0.7%
-----------------------------------------------------------------------
Deere & Co.                                    50,000      $  2,292,500
-----------------------------------------------------------------------
                                                           $  2,292,500
-----------------------------------------------------------------------
Auto Manufacturer -- 1.2%
-----------------------------------------------------------------------
Nissan Motor Co., Ltd.                        500,000      $  3,901,550
-----------------------------------------------------------------------
                                                           $  3,901,550
-----------------------------------------------------------------------
Banks -- 9.4%
-----------------------------------------------------------------------
Bank of America Corp.                         100,000      $  6,957,000
Bank One Corp.                                 75,000         2,741,250
First Tennessee National Corp.                 50,000         1,797,000
North Fork Bancorporation, Inc.                50,000         1,687,000
SouthTrust Corp.                               75,000         1,863,750
TCF Financial Corp.                            50,000         2,184,500
Wachovia Corp.                                175,000         6,377,000
Wells Fargo & Co.                             150,000         7,030,500
-----------------------------------------------------------------------
                                                           $ 30,638,000
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.4%
-----------------------------------------------------------------------
D.R. Horton, Inc.                              75,000      $  1,301,250
-----------------------------------------------------------------------
                                                           $  1,301,250
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                      50,000      $  1,724,500
-----------------------------------------------------------------------
                                                           $  1,724,500
-----------------------------------------------------------------------
Chemicals -- 2.0%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              150,000      $  6,412,500
-----------------------------------------------------------------------
                                                           $  6,412,500
-----------------------------------------------------------------------
Communications Services -- 8.6%
-----------------------------------------------------------------------
Alltel Corp.                                  100,000      $  5,100,000
AT&T Corp.                                     50,000         1,305,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
BCE, Inc.                                     250,000      $  4,502,500
Clear Channel Communications, Inc.(1)          75,000         2,796,750
Comcast Corp. - Class A(1)                     75,000         1,767,750
SBC Communications, Inc.                      250,000         6,777,500
Verizon Communications, Inc.                  150,000         5,812,500
-----------------------------------------------------------------------
                                                           $ 28,062,500
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.5%
-----------------------------------------------------------------------
Diebold, Inc.                                  50,000      $  2,061,000
Hewlett-Packard Co.                           200,000         3,472,000
International Business Machines Corp.          75,000         5,812,500
-----------------------------------------------------------------------
                                                           $ 11,345,500
-----------------------------------------------------------------------
Consumer Non-Durables -- 1.4%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          100,000      $  4,747,000
-----------------------------------------------------------------------
                                                           $  4,747,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.3%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           25,000      $  1,162,750
-----------------------------------------------------------------------
                                                           $  1,162,750
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.4%
-----------------------------------------------------------------------
Emerson Electric Co.                           75,000      $  3,813,750
Tyco International Ltd.                       150,000         2,562,000
United Technologies Corp.                      75,000         4,645,500
-----------------------------------------------------------------------
                                                           $ 11,021,250
-----------------------------------------------------------------------
Drugs -- 1.3%
-----------------------------------------------------------------------
Pfizer, Inc.                                   50,000      $  1,528,500
Wyeth                                          75,000         2,805,000
-----------------------------------------------------------------------
                                                           $  4,333,500
-----------------------------------------------------------------------
Electric Utilities -- 6.2%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  5,490,000
Entergy Corp.                                  75,000         3,419,250
Exelon Corp.                                  100,000         5,277,000
FPL Group, Inc.                               100,000         6,013,000
-----------------------------------------------------------------------
                                                           $ 20,199,250
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Entertainment and Leisure -- 3.1%
-----------------------------------------------------------------------
Carnival Corp.                                100,000      $  2,495,000
Viacom, Inc. - Class B(1)                     125,000         5,095,000
Walt Disney Co. (The)                         150,000         2,446,500
-----------------------------------------------------------------------
                                                           $ 10,036,500
-----------------------------------------------------------------------
Financial - Miscellaneous -- 1.8%
-----------------------------------------------------------------------
Freddie Mac                                   100,000      $  5,905,000
-----------------------------------------------------------------------
                                                           $  5,905,000
-----------------------------------------------------------------------
Financial Services -- 7.5%
-----------------------------------------------------------------------
Citigroup, Inc.                               200,000      $  7,038,000
First Data Corp.                              100,000         3,541,000
Franklin Resources, Inc.                       50,000         1,704,000
Goldman Sachs Group, Inc.                      50,000         3,405,000
H&R Block, Inc.                                50,000         2,010,000
Merrill Lynch & Co., Inc.                     125,000         4,743,750
Morgan Stanley                                 50,000         1,996,000
-----------------------------------------------------------------------
                                                           $ 24,437,750
-----------------------------------------------------------------------
Foods -- 4.9%
-----------------------------------------------------------------------
Nestle SA(2)                                   30,000      $  6,357,153
Sara Lee Corp.                                300,000         6,753,000
Unilever NV                                    50,000         3,085,500
-----------------------------------------------------------------------
                                                           $ 16,195,653
-----------------------------------------------------------------------
Health Care Services -- 1.9%
-----------------------------------------------------------------------
HCA, Inc.                                     150,000      $  6,225,000
-----------------------------------------------------------------------
                                                           $  6,225,000
-----------------------------------------------------------------------
Insurance -- 6.9%
-----------------------------------------------------------------------
American International Group, Inc.            100,000      $  5,785,000
Hartford Financial Services Group, Inc.       125,000         5,678,750
MetLife, Inc.                                 200,000         5,408,000
XL Capital Ltd. - Class A                      75,000         5,793,750
-----------------------------------------------------------------------
                                                           $ 22,665,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Medical Products -- 1.4%
-----------------------------------------------------------------------
Abbott Laboratories                            75,000      $  3,000,000
Cardinal Health, Inc.                          25,000         1,479,750
-----------------------------------------------------------------------
                                                           $  4,479,750
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcoa, Inc.                                   275,000      $  6,264,500
-----------------------------------------------------------------------
                                                           $  6,264,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
ENSCO International, Inc.                     100,000      $  2,945,000
GlobalSantaFe Corp.                           100,000         2,432,000
-----------------------------------------------------------------------
                                                           $  5,377,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      100,000      $  4,790,000
-----------------------------------------------------------------------
                                                           $  4,790,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.2%
-----------------------------------------------------------------------
ConocoPhillips                                150,000      $  7,258,500
Occidental Petroleum Corp.                    150,000         4,267,500
Royal Dutch Petroleum Co.                     150,000         6,603,000
Total Fina Elf SA ADR                          75,000         5,362,500
-----------------------------------------------------------------------
                                                           $ 23,491,500
-----------------------------------------------------------------------
Paper and Forest Products -- 2.0%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              130,000      $  6,397,300
-----------------------------------------------------------------------
                                                           $  6,397,300
-----------------------------------------------------------------------
Publishing -- 2.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              75,000      $  5,385,000
McGraw-Hill Cos., Inc. (The)                   50,000         3,022,000
-----------------------------------------------------------------------
                                                           $  8,407,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 2.7%
-----------------------------------------------------------------------
AMB Property Corp.                             50,000      $  1,368,000
Boston Properties, Inc.                        50,000         1,843,000
General Growth Properties, Inc.                50,000         2,600,000
Manufactured Home Communities, Inc.            50,000         1,481,500
Public Storage, Inc.                           50,000         1,615,500
-----------------------------------------------------------------------
                                                           $  8,908,000
-----------------------------------------------------------------------
Retail - Restaurants -- 0.4%
-----------------------------------------------------------------------
McDonald's Corp.                               75,000      $  1,206,000
-----------------------------------------------------------------------
                                                           $  1,206,000
-----------------------------------------------------------------------
Retail - Specialty -- 0.3%
-----------------------------------------------------------------------
Staples, Inc.(1)                               50,000      $    915,000
-----------------------------------------------------------------------
                                                           $    915,000
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.8%
-----------------------------------------------------------------------
Target Corp.                                   75,000      $  2,250,000
TJX Companies, Inc.                           350,000         6,832,000
-----------------------------------------------------------------------
                                                           $  9,082,000
-----------------------------------------------------------------------
Savings & Loans -- 2.4%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  7,769,250
-----------------------------------------------------------------------
                                                           $  7,769,250
-----------------------------------------------------------------------
Semiconductor Manufacturing Equipment -- 0.4%
-----------------------------------------------------------------------
Applied Materials, Inc.(1)                    100,000      $  1,303,000
-----------------------------------------------------------------------
                                                           $  1,303,000
-----------------------------------------------------------------------
Transport - Services -- 0.8%
-----------------------------------------------------------------------
FedEx Corp.                                    50,000      $  2,711,000
-----------------------------------------------------------------------
                                                           $  2,711,000
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             75,000      $  1,950,750
Union Pacific Corp.                            40,000         2,394,800
-----------------------------------------------------------------------
                                                           $  4,345,550
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            25,000      $  1,537,500
-----------------------------------------------------------------------
                                                           $  1,537,500
-----------------------------------------------------------------------
Wireless Communications -- 0.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 200,000      $  3,100,000
-----------------------------------------------------------------------
                                                           $  3,100,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $296,561,482)                          $319,438,253
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 1.25%,
1/2/03                                       $  8,617      $  8,616,701
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $8,616,701)                         $  8,616,701
-----------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $305,178,183)                          $328,054,954
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $ (1,284,209)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $326,770,745
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $305,178,183)                          $328,054,954
Cash                                           243,997
Interest and dividends receivable              504,131
Prepaid expenses                                   806
------------------------------------------------------
TOTAL ASSETS                              $328,803,888
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,005,150
Payable to affiliate for Trustees' fees          5,177
Accrued expenses                                22,816
------------------------------------------------------
TOTAL LIABILITIES                         $  2,033,143
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $326,770,745
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $303,894,586
Net unrealized appreciation (computed on
   the basis of identified cost)            22,876,159
------------------------------------------------------
TOTAL                                     $326,770,745
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $43,394)                               $  6,318,345
Interest                                       221,346
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,539,691
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,940,419
Trustees' fees and expenses                     19,798
Custodian fee                                  191,160
Legal and accounting services                   34,699
Miscellaneous                                    5,757
------------------------------------------------------
TOTAL EXPENSES                            $  2,191,833
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,347,858
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(38,623,387)
   Foreign currency transactions                26,994
------------------------------------------------------
NET REALIZED LOSS                         $(38,596,393)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(20,090,564)
   Foreign currency                               (612)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(20,091,176)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(58,687,569)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(54,339,711)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       4,347,858  $       3,089,289
   Net realized loss                            (38,596,393)          (584,636)
   Net change in unrealized
      appreciation (depreciation)               (20,091,176)         2,891,832
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (54,339,711) $       5,396,485
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     184,885,318  $     130,407,459
   Withdrawals                                  (91,131,723)       (38,892,516)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      93,753,595  $      91,514,943
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      39,413,884  $      96,911,428
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     287,356,861  $     190,445,433
------------------------------------------------------------------------------
AT END OF YEAR                            $     326,770,745  $     287,356,861
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------
                                              2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                                     0.71%        0.71%        0.73%        0.71%        0.72%
   Net investment income                        1.40%        1.35%        1.23%        0.99%        0.95%
Portfolio Turnover                               181%          78%         163%         126%          95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (15.42)%       2.16%          --           --           --
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)     $326,771     $287,357     $190,445     $177,047     $171,117
---------------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2002, the Eaton Vance Large-Cap Value Fund held a 96.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $39 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2002, the fee amounted to $1,940,419. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $647,458,411 and $545,259,790, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $306,542,987
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,016,634
    Gross unrealized depreciation               (3,504,667)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 21,511,967
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency at December 31, 2002 was $612.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, the Growth & Income Portfolio's name was changed to the Large-Cap Value Portfolio.

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP VALUE PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (formerly
Growth & Income Portfolio) (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1992      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS      BY TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1992      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS      BY TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR.
 7/15/47               the Portfolio                         Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999). Officer of 23
                                                             registered investment
                                                             companies managed by EVM and
                                                             BMR.

 Duncan W.            President of the       Since 2002      Senior Vice President and
 Richardson              Portfolio                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the       Since 2002      Assistant Vice President of
 Jr.                    Portfolio(2)                         EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Included both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1993.

    The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.